Note 3 -Transactions with Related Parties (Detail) (USD $)	12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reimbursed Compensation Manager [Member]	Dec. 31, 2011 Reimbursed Compensation Manager [Member]	Dec. 31, 2010 Reimbursed Compensation Manager [Member]	Dec. 31, 2012 Office Space Rent [Member]	Dec. 31, 2011 Office Space Rent [Member]	Dec. 31, 2010 Office Space Rent [Member]	Dec. 31, 2012 Emihar Petroleum Inc [Member]	Sep. 28, 2012 Affiliated Company [Member]	Dec. 31, 2012 Affiliated Company [Member]	Dec. 31, 2012 Additional Charge Per Day For Superintendent Engineers Onboard The Vessel [Member]	Dec. 31, 2012 Superintendent Fees [Member]	Dec. 31, 2011 Superintendent Fees [Member]	Dec. 31, 2010 Superintendent Fees [Member]	Dec. 31, 2012 Commission Expenses [Member]	Dec. 31, 2011 Commission Expenses [Member]	Dec. 31, 2010 Commission Expenses [Member]	Dec. 31, 2012 Vessels' Operating Expenses [Member]
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%
Vessel Brokerage Commission	1,472,410	1,474,495	1,396,877
Professional and Contract Services Expense	4,315,720	4,760,865	5,184,055
Related Party Transaction, Expenses from Transactions with Related Party													500	175,500	208,000	0
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	634,479	621,745	565,000
Net (gain) loss on sale of vessels																	192,000	258,500	381,300
General and Administrative Expense	2,838,759	2,646,418	3,031,491	1,552,541	1,192,266	1,311,363
Due to Related Parties, Current	7,288,899	7,874,990
Related Party Transaction, Amounts of Transaction							76,420	57,850	55,214											1,741,802
Revenue from Related Parties	4,364,992									4,364,992
Vessel Purchase Price												96,000,000
Advances Percentage For Vessels Under Construction Acquisitions											20.00%
Advances for vessels under construction and acquisitions	$ 61,632,129	$ 52,797,646									$ 19,200,000